Term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and cash equivalents

	As at December 31,
	2019	2020
	RMB’million	RMB’million
Cash at bank	8,892	11,108
Term deposits with initial terms within three months	6,534	20

	15,426	11,128